Net Loss Per Share	12 Months Ended
Dec. 31, 2018
Net Loss Per Share [abstract]
Net Loss Per Share

Note 30 – Net Loss Per Share

The loss per share for the years ended December 31, 2018 and 2017 was as follows:

Year ended December 31,	2018	2017
Net loss	$(13,339)	$(11,140)
Change in accounting policy (note 5)	–	374
Net loss, restated	(13,339)	(10,766)

Weighted average number of shares outstanding – basic	15,441,947	13,947,636
Dilutive effect of stock options	–	–
Dilutive effect of warrants	–	–
Weighted average number of shares outstanding – diluted	15,441,947	13,947,636
Net loss per share – basic and diluted	$(0.86)	$(0.77)

No effect has been given to the potential exercise of stock options and warrants in the calculation of diluted net loss per share, as their impact would be anti-dilutive.